Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 2,075,009	₩ 2,075,009
Reclassified as assets held for sale	(2,516)	0
Ending balance	₩ 2,072,493	₩ 2,075,009